Note 4 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2020	2019
Balance beginning of the year	$20	$(2)

Other comprehensive income before reclassifications	98	19
Amount reclassified from accumulated other comprehensive income (loss)	--	3
Total other comprehensive income	98	22
Balance end of the year	$118	$20

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details About Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2020	2019
Unrealized losses on investment securities available for sale	$--	$(4)	Loss on sales of investment securities
	--	1	Income taxes
	$--	$(3)